International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Tables)	12 Months Ended
Dec. 31, 2012
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
Schedule of condensed statements of income of Parent Company

(Dollars in Thousands)

	2012	2011	2010
Income:
Dividends from subsidiaries	$229,250	$54,800	$51,720
Interest income on notes receivable	27	19	5
Interest income on other investments	6,759	7,517	10,090
Other interest income	18	69	546
Other	686	41	(742)

Total income	236,740	62,446	61,619
Expenses:
Interest expense (Debentures)	6,595	11,073	12,201
Other	3,867	6,543	3,408

Total expenses	10,462	17,616	15,609

Income before federal income taxes and equity in undistributed net income of subsidiaries	226,278	44,830	46,010
Income tax benefit	(738)	(3,513)	(2,090)

Income before equity in undistributed net income of subsidiaries	227,016	48,343	48,100
Equity in (distributed) undistributed net income of subsidiaries	(119,181)	78,806	81,923

Net income	107,835	127,149	130,023

Preferred stock dividends and discount accretion	14,362	13,280	13,126

Net income available to common shareholders	$93,473	$113,869	$116,897